UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: October 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 600 Washington Rd., Suite 800
Pittsburgh, PA 15228

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  November 15, 2007

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  64
Form 13F Information Table Value Total:  $255,556
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE

                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
 NAME OF ISSUER    TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
ADVANCED MICRO DEVICE   COM     007903107       2778   210450    SH           SOLE           201730              8720
AMERISTAR CASINOS       COM     03070Q101       2565   91270     SH           SOLE           87050               4220
AMGEN INC               COM     031162100       6411   113331    SH           SOLE           109871              3460
ANHEUSER BUSCH          COM     035229103       5494   109910    SH           SOLE           106260              3650
ARCHER-DANIELS-MIDLAND  COM     039483102       3285   99290     SH           SOLE           94910               4380
BARRICK GOLD            ADR     067901108       7336   182124    SH           SOLE           176163              5961
BEST BUY INC            COM     086516101       8245   179160    SH           SOLE           173290              5870
BORDERS GROUP           COM     099709107       3957   296840    SH           SOLE           287435              9405
BOSTON SCIENTIFIC       COM     101137107       2912   208725    SH           SOLE           200271              8454
CADBURY SCHWEPPES       ADR     127209302       2616   56235     SH           SOLE           52775               3460
CAMECO CORP             ADR     13321L108       3935   85110     SH           SOLE           81500               3610
CHIQUITA BRANDS INTL    COM     170032809       211    13340     SH           SOLE           13340
CIMAREX ENERGY          COM     171798101       2709   72730     SH           SOLE           69420               3310
CLEAR CHANNEL           COM     184502102       7932   211848    SH           SOLE           203928              7920
COEUR D ALENE MINES     COM     192108108       2159   569770    SH           SOLE           546880              22890
CONSTELLATION BRANDS    COM     21036P108       3352   138460    SH           SOLE           131460              7000
CORN PRODUCTS           COM     219023108       11676  254550    SH           SOLE           245860              8690
DEAN FOODS              COM     242370104       5292   206890    SH           SOLE           200110              6780
DREAMWORKS ANIMATION    COM     26153C103       2762   82650     SH           SOLE           78700               3950
ELI LILY & CO.          COM     532457108       6492   114030    SH           SOLE           110310              3720
ENERGY PARTNERS         COM     29270U105       3259   222004    SH           SOLE           215030              6974
ENERPLUS RES            ADR     29274D604       6568   139150    SH           SOLE           134810              4340
EVERGREEN ENERGY        COM     30024B104       95     18690     SH           SOLE           18690
FORTUNE BRANDS          COM     349631101       2095   25703     SH           SOLE           24443               1260
FRESH DEL MONTE         COM     G36738105       8030   279310    SH           SOLE           270330              8980
GENERAL MILLS           COM     370334104       9314   160557    SH           SOLE           154932              5625
GEOEYE INC              COM     37250W108       212    8230      SH           SOLE           8230
GLAXOSMITHKLINE PLC     ADR     37733W105       8975   168694    SH           SOLE           163314              5380
GLOBAL INDUSTRIES       COM     379336100       3932   152640    SH           SOLE           144560              8080
GOLDEN STAR             COM     38119T104       301    74430     SH           SOLE           74430
HANES BRAND             COM     410345102       1174   41838     SH           SOLE           40251               1587
HARMONY GLD             ADR     413216300       2588   217260    SH           SOLE           206955              10305
HASBRO INC              COM     418056107       8886   318740    SH           SOLE           307200              11540
HERCULES OFFSHORE       COM     427093109       7141   273478    SH           SOLE           264521              8957
HERSHEY COMPANY         COM     427866108       6625   142740    SH           SOLE           138260              4480
ICONIX BRAND            COM     451055107       230    9680      SH           SOLE           9680
JOHNSON & JOHNSON       COM     478160104       222    3375      SH           SOLE           3375
KING PHARMA             COM     495582108       2757   235235    SH           SOLE           226255              8980
KRAFT FOODS             COM     50075N104       10127  293450    SH           SOLE           283550              9900
LAUDER ESTEE            COM     518439104       8490   199960    SH           SOLE           193410              6550
MAIDENFORM BRANDS       COM     560305104       166    10430     SH           SOLE           10430
MATTEL INC              COM     577081102       3401   144991    SH           SOLE           139181              5810
MC DONALDS CORP         COM     580135101       2895   53140     SH           SOLE           50540               2600
MERCK & CO              COM     589331107       351    6800      SH           SOLE           6800
NABORS INDUSTRIES       COM     629568106       3037   98700     SH           SOLE           94840               3860
NEW YORK & COMPANY      COM     649295102       61     10160     SH           SOLE           10160
NEWELL RUBBERMAID       COM     651229106       7241   251243    SH           SOLE           244223              7020
NUTRI SYSTEM INC        COM     67069D108       2339   49980     SH           SOLE           47570               2410
PEPSICO INC             COM     713448108       3659   49939     SH           SOLE           47479               2460
PFIZER INC              COM     717081103       3568   146030    SH           SOLE           140410              5620
PIONEER DRILLING        COM     723655106       177    14520     SH           SOLE           14520
RENT A CENTER           COM     76009N100       182    10060     SH           SOLE           10060
ROGERS CORP             COM     775133101       210    5090      SH           SOLE           5090
SARA LEE CORP           COM     803111103       6877   412020    SH           SOLE           399320              12700
SEALY CORP              COM     812139301       1968   140200    SH           SOLE           133230              6970
SCHOLASTIC CORP         COM     807066105       3172   91000     SH           SOLE           87190               3810
STARBUCKS CORP          COM     855244109       2124   81070     SH           SOLE           77670               3400
ST MARY LAND & EXPL CO  COM     792228108       2438   68350     SH           SOLE           65390               2960
TELECOM NZ              ADR     879278208       5398   318256    SH           SOLE           307961              10295
UNITED NATURAL FOODS    COM     911163103       269    9900      SH           SOLE           9900
UST INC                 COM     902911106       5842   117790    SH           SOLE           113950              3840
WALTER INDUSTRIES INC   COM     93317Q105       5792   215310    SH           SOLE           208300              7010
WENDYS INTERNATIONAL    COM     950590109       8534   244460    SH           SOLE           236430              8030
WHOLE FOODS             COM     988498101       2715   55450     SH           SOLE           53930               1520